Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Borrowings	¥ 5,626,376	¥ 5,209,723
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,247	1,093	¥ 1,013
Total committed credit lines	758,667	698,560
Available credit lines	559,322	518,585
Long-term committed credit lines	495,474	479,039
Secured by shares of subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	34,204
Secured by investment in affiliates [Member]
Debt Instrument [Line Items]
Secured debt	179,683
Secured by loans to subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	367,973
Investment in securities for collateral deposits and deposits for real estate transaction [Member]
Debt Instrument [Line Items]
Secured debt	9,299
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	44,000
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings		¥ 34,000	¥ 10,000
Maturity year of loan		2083	2082
Unsecured subordinated bonds premature redemption period		5 years	5 years
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	¥ 150,000
Unsecured subordinated bonds face value					¥ 100,000
Unsecured subordinated bonds year of maturity					2080
Unsecured Subordinated Debt | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value					¥ 60,000
Unsecured subordinated bonds premature redemption period					5 years
Unsecured Subordinated Debt | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value					¥ 40,000
Unsecured subordinated bonds premature redemption period					10 years
Unsecured Subordinated Debt One
Debt Instrument [Line Items]
Unsecured subordinated bonds face value				¥ 50,000
Unsecured subordinated bonds year of maturity				2081
Unsecured Subordinated Debt One | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value				¥ 29,000
Unsecured subordinated bonds premature redemption period				5 years
Unsecured Subordinated Debt One | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value				¥ 21,000
Unsecured subordinated bonds premature redemption period				10 years